Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

5.Property, plant and equipment:

As at September 30, 2022, property, plant and equipment related to the Canadian cannabis asset group were classified as assets held for sale on the balance sheet (refer to note 2(d)). As indicated in note 2(d), the Cannabis related assets were written down, resulting in impairment losses of nil and $15,346,119 respectively for the three and nine-month periods ended December 31, 2022.

During the three-month and nine-month period ended December 31, 2021 the Company recognized impairment losses of nil and $2,404,459, respectively. The Company impaired certain equipment of the Canadian cannabis long-lived assets to nil resulting in an impairment charge of $1,424,517 for the nine-month period ended December 31, 2021 and an impairment reversal gain of $10,243 for the three-month period ended December 31, 2021. In addition, the Company impaired the long-lived assets of the SugarLeaf reporting unit as they were no longer generating economic benefits. The fair value of these long-lived assets was established to be nil and as such an impairment charge of $979,942 was recorded during the nine-month period ended December 31, 2021.

7.Property, plant and equipment:

The Corporation’s property, plant and equipment balances consisted of the following:

	Years ended
	March 31,	March 31,
	2022	2021
Land	$182,831	$182,001
Building and building components	27,226,065	26,499,100
Laboratory and plant equipment	37,372,148	36,583,756
Furniture and office equipment	597,075	539,648
Computer equipment	878,101	692,855
Total	$66,256,220	$64,497,360
Less: Accumulated depreciation and impairment loss	(44,808,097)	(27,151,644)
	$21,448,123	$37,345,716

Depreciation expense has been recorded in the following accounts in the consolidated statements of loss:

	Years ended
	March 31,	March 31,
	2022	2021
Cost of sales	$1,902,214	$2,442,208
Selling, general and administrative expenses	821,537	1,519,109
	$2,723,751	$3,961,317

As of March 31, 2022, the Corporation identified a trigger of impairment related to its Canadian cannabis asset group and recorded an impairment charge of $12,361,123. Impairment indicators such as increased operating losses, decline in the share price and negative industry and economic trends were identified in the fourth quarter. The fair value of the asset group was determined to be less than the carrying value, resulting in an impairment loss of $3,150,663 of the building and components and $9,210,460 to the laboratory and plant equipment. After impairment, the carrying value of the Canadian cannabis asset group as of March 31, 2022 was $20,290,929 which included the production facility land and building of $17,101,160 and equipment of $3,189,769. The fair value of the asset group was determined using the market multiple valuation approach with the significant assumption of market revenue multiple. The fair value of the individual assets of land, building and equipment was determined using market prices for comparable asset (level 3).

During the quarter ended September 30, 2021, the Corporation impaired the equipment of the Canadian cannabis long-lived assets that were subject to impairment write downs as of March 31, 2021. As at September 30, 2021, the fair value of these long-lived assets was established to be nil and as such an impairment charge of $1,424,517 was recorded.

During the quarter ended September 30, 2021, the Corporation impaired the long-lived assets of the SugarLeaf reporting unit as they were no longer generating economic benefits. The fair value of these long-lived assets was established to be nil and as such an impairment charge of $979,942 was recorded.

As of March 31, 2021, as result of Neptune’s transition into the Consumer Packaged Good (“CPG”) industry, the Corporation tested its property, plant and equipment related to its cannabis processing business for impairment. As of March 31, 2021, certain equipment with a carrying value of $10,689,806 were no longer expected to be used. The fair value was estimated to $1,475,880 based on comparable transactions and market data (level 3). Consequently, an impairment loss of $9,213,926 was recognized as at March 31, 2021 on the consolidated statement of loss and comprehensive loss, under impairment loss related to property, plant and equipment.

During the year ended March 31, 2021, the Corporation also impaired $1,533,766 of property, plant, and equipment related to the SugarLeaf reporting unit (refer to note 9). Subsequent to the impairment, the Corporation revised the useful life of certain plant equipment and as a result, an amount of $951,540 of accelerated amortization for these property, plant and equipment was recorded.